Accounts Receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for expected credit loss consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	15,785	11,975	1,640
Less: allowance for expected credit loss	(37)	(1,601)	(219)
	15,748	10,374	1,421

As of December 31, 2023 and 2024, all accounts receivable were due from third-party customers. There is RMB37 and RMB1,601 (US$219) allowance for expected credit loss recognized as of the years ended December 31, 2023 and 2024, respectively.

The movement of allowance of expected credit loss was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
At the beginning of the year	-	(37)	(5)
Additions	(37)	(1,564)	(214)
At the end of the year	(37)	(1,601)	(219)